Offerings - Offering: 1	Dec. 23, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 4,107,949,860
Fee Rate	0.01381%
Amount of Registration Fee	$ 567,308
Offering Note

(1)
In accordance with Exchange Act Rule 0-11, the maximum number of securities of Brighthouse Financial, Inc. (“Brighthouse Financial”) to which this transaction applies was estimated to be (a) 57,171,217 shares of Brighthouse Financial common stock outstanding as of December 18, 2025, which may be entitled to receive the per share merger consideration, which is a maximum of $70.00; (b) 166,769 shares of Brighthouse Financial common stock in respect of Brighthouse Financial stock options outstanding as of December 18, 2025, which may be entitled to receive the per share merger consideration; (c) 602,334 shares of Brighthouse Financial common stock in respect of Brighthouse Financial restricted stock units (including vested but deferred shares for the board of directors) outstanding as of December 18, 2025, which may be entitled to receive the per share merger consideration, which is a maximum of $70.00; and (d) 744,678 shares of Brighthouse Financial common stock in respect of Brighthouse Financial performance stock unit awards (assuming at target performance), respectively, outstanding as of December 18, 2025, which may be entitled to receive the per share merger consideration, which is a maximum of $70.00.

(2)
In accordance with Exchange Act Rule 0-11 and estimated solely for the purposes of calculating the filing fee, the proposed maximum aggregate value of the transaction was calculated, as of December 18, 2025, based on the sum of: (a) the product of 57,171,217 shares of Brighthouse Financial common stock outstanding as of December 18, 2025, and the per share merger consideration, which is a maximum of $70.00, (b) the product of 166,769 shares of Brighthouse Financial common stock in respect of Brighthouse Financial stock options outstanding as of December 18, 2025, and the per share merger consideration, which is a maximum of $70.00, (c) the product of 602,334 shares of Brighthouse Financial common stock in respect of Brighthouse Financial restricted stock units (including vested but deferred shares for the board of directors) outstanding as of December 18, 2025, and the per share merger consideration, which is a maximum of $70.00, and (d) the product of 744,678 shares of Brighthouse Financial common stock in respect of Brighthouse Financial performance stock unit awards (assuming at target performance), respectively, outstanding as of December 18, 2025, and the per share merger consideration, which is a maximum of $70.00.

(3)
In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined as the product of the proposed maximum aggregate value of the transaction as calculated in note (2) above multiplied by 0.00013810.